Document and Entity Information	Mar. 31, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2022
Current Fiscal Year End Date	--12-31
Entity Registrant Name	VERSO CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	000-34056
Entity Tax Identification Number	75-3217389
Entity Address, Address Line One	8540 Gander Creek Drive
Entity Address, City or Town	Miamisburg
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45342
City Area Code	877
Local Phone Number	855-7243
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001421182
Title of 12(b) Security	Class A common stock, par value $0.01 per share
Trading Symbol	VRS
Security Exchange Name	NYSE